Right of Use Asset and Lease Liability	12 Months Ended
Mar. 31, 2021
Disclosure of quantitative information about leases for lessee [Abstract]
Right of Use Asset and Lease Liability [Text Block]

15. Right of Use Asset and Lease Liability

The Company adopted a new lease standard and recognized $360,361 of lease liability on April 1, 2019. The lease liability was measured at the present value of the remaining lease payments of $360,361 as of April 1, 2019, discounted using an incremental borrowing rate of that date of 6%. The Company recorded a right of use asset of the same amount which relates to its long-term office lease. Depreciation of the right of use asset is calculated using the straight-line method over the remaining lease term.

During the year ended March 31, 2021, the Company recognized interest expense on the lease liability of $236,600 which was recorded within finance expense.

Cost	Right of Use Assets
Balance, March 31, 2019	$-
Transition to IFRS 16	360,361
Additions	2,730,877
Derecognition on sub-lease	(360,361)
Adjustment for change in variable payments based on rate or index	59,923
Balance, March 31, 2020	$2,790,800
Additions (Note 6)	2,469,327
Foreign exchange	493,001
Balance, March 31, 2021	$5,753,128

Accumulated Depreciation
Balance, March 31, 2019	$-
Depreciation	(610,587)
Derecognition on sub-lease	60,061
Balance, March 31, 2020	$(550,526)
Depreciation	(2,181,512)
Foreign exchange	(42,806)
Balance, March 31, 2021	$(2,774,844)

Carrying Amount
Balance, March 31, 2020	$2,240,274
Balance, March 31, 2021	$2,978,284
Lease Liability
Balance, March 31, 2019	$-
Transition to IFRS 16	360,361
Additions	2,730,877
Lease payments made	(762,908)
Interest expense on lease liabilities	87,852
Adjustment for change in variable payments based on rate or index	(72,244)
Balance, March 31, 2020	$2,343,938
Additions (Note 6)	2,469,327
Lease payments made	(2,561,297)
Interest expense on lease liabilities	236,600
Foreign exchange	575,271
3,063,839
Less: current portion	(1,910,712)
Balance, March 31, 2021	$1,153,127

Lease Disclosures
Interest expense on lease liabilities	$236,600
Income from sub-leasing	$9,786
Total cash outflow for leases	$2,561,297

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$2,015,361
1 to 2 years	$954,240
2 to 3 years	$238,560
$3,208,161

During the year ended March 31, 2020, the Company sub-leased the office space to an arm's length tenant. The Company has recorded a net investment in sublease of $360,361 measured at either an amount equal to the leased asset or the carrying amount as if IFRS 16 had been applied since the commencement date, discounted using the incremental borrowing rate on April 1, 2019. The following is a reconciliation of the changes in the net investment in sublease:

Balance, March 31, 2019	$-
Recognition of sublease	300,300
Lease accretion	26,273
Receipts	(92,421)
Balance, March 31, 2020	$234,152
Lease accretion	9,786
Receipts	(167,194)
Balance, March 31, 2021	$76,744